Commitments and Contingencies - Additional Information (Detail) - Mar. 31, 2015 - USD ($)	Total
Revenue from Rights Concentration Risk [Member] | Liabilities, Total [Member] | Celsion [Member]
Long-term Purchase Commitment [Line Items]
Concentration Risk, Percentage	5.00%
Revenue from Rights Concentration Risk [Member] | Liabilities, Total [Member] | MIT [Member]
Long-term Purchase Commitment [Line Items]
Concentration Risk, Percentage	5.00%
Maximum [Member] | Celsion [Member]
Long-term Purchase Commitment [Line Items]
Royalty Payable	$ 18,500,000